Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Portfolio – Partners International Value Fund - Class 1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 13,784	$ 13,175	$ 11,247	$ 12,704	$ 11,363	$ 11,814	$ 10,406	$ 12,583	$ 10,031	$ 9,260	$ 10,000
Variable Portfolio – Partners International Value Fund - Class 2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 13,443	12,889	11,019	12,487	11,185	11,668	10,308	12,491	9,991	9,244	10,000
MSCI EAFE Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 16,598	15,987	13,521	15,805	14,205	13,176	10,798	12,526	10,018	9,919	10,000
MSCI EAFE Value Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (Net)
Account Value	$ 15,253	$ 14,432	$ 12,133	$ 12,850	$ 11,588	$ 11,901	$ 10,252	$ 12,029	$ 9,905	$ 9,432	$ 10,000